Other Operating Income - Summary of Other Operating Income (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disclosure Of Information On Income Statement [line items]
Interest income		¥ 133,640	$ 18,629	¥ 154,129	¥ 131,879
Dividend income from quoted equity securities		0	0	0	13
Gain on disposal of associate		0	0	0	1,329
Gain on disposal of property, plant and equipment		0	0	778	6,535
Gain on disposal of quoted equity securities		0	0	0	2,291
Gain on disposal of right-of-use assets		0	0	7,632	3,929
Gain on disposal of subsidiary		0	0	113,042	0
Recognition of net gain upon fulfillment of performance obligation relating to capitalized contract asset		0	0	11,696	0
Government grants	[1]	339,934	47,385	171,937	176,264
Technology licensing fees income		94,953	13,236	0	0
Others		18,729	2,611	10,086	12,109
Other operating income		¥ 587,256	$ 81,861	¥ 469,300	¥ 334,349

[1]	Including amortization of deferred grants, rebates on value-added tax and other grants earned during the year.